Cover	Apr. 29, 2024
Document Information Line Items
Entity Registrant Name	Linde plc
Entity Central Index Key	0001707925
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 29, 2024
Entity File Number	001-38730
Entity Incorporation State Country Code	L2
Entity Tax Identification Number	98-1448883
Entity Address Address Line 1	Forge
Entity Address Address Line 2	43 Church Street West
Entity Address City Or Town	Surrey
Entity Address Postal Zip Code	GU21 6HT
City Area Code	1483
Local Phone Number	242200
Security 12b Title	Ordinary shares (€0.001 nominal value per share)
Trading Symbol	LIN
Security Exchange Name	NASDAQ
Entity Address Country	GB
Entity Address Address Line 3	Woking
Country Region	44
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Other Address [Member]
Document Information Line Items
Entity Address Address Line 1	10 Riverview Dr
Entity Address City Or Town	Danbury
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06810
Entity Address Country	US